LONG-TERM DEBT - Additional Information (Detail) - USD ($)		3 Months Ended					6 Months Ended	12 Months Ended
	Jun. 27, 2019	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Line Items]
Long term debt, outstanding		$ 343,582,000	$ 368,337,000				$ 368,337,000	$ 368,337,000	$ 321,046,000
Write off unamortized deferred financing fees								6,900,000
Amortization of deferred financing fees		700,000				$ 1,500,000		$ 7,300,000	$ 3,200,000
Notes Registration Rights Agreement [Member]
Debt Disclosure [Line Items]
Debt instrument additional interest accrue percentage	0.25%
Debt instrument default to be charged for period	0.25%
Notes Registration Rights Agreement [Member] | Maximum
Debt Disclosure [Line Items]
Debt instrument additional interest accrue percentage	1.00%
7.875% notes, due 2021
Debt Disclosure [Line Items]
Debt instrument, interest rate			7.875%				7.875%	7.875%
Long term debt, outstanding			$ 175,000,000				$ 175,000,000	$ 175,000,000
Tranche B Revolving Credit Facility
Debt Disclosure [Line Items]
Long-term debt, debt issuance costs								$ 3,100,000
9.875% notes, due 2024 | Private Placement
Debt Disclosure [Line Items]
Debt instrument, interest rate	9.875%
11.500% notes, due 2024 | Private Placement
Debt Disclosure [Line Items]
Debt instrument, interest rate	11.50%
Senior Secured Notes
Debt Disclosure [Line Items]
Interest payable, Description	Interest is payable quarterly in arrears on the 30th day of each March, June, September and December, commencing September 30, 2019.
Maturity date	Jun. 30, 2024
Interest payable option, Description	The Senior Secured Notes will require cash interest payments at 9.875% for all interest periods after January 30, 2022.
Applicable interest rate on united states treasury securities	0.50%
Redemptions from asset dispositions	$ 55,000,000
Percentage of principal amount of debt redeemed	2.00%
Percentage of excess cash flow	75.00%
Debt covenant, aggregate amount of capital expenditures				$ 20,000,000
Debt covenant, unrestricted cash and unrestricted permitted investments		$ 12,500,000	$ 15,000,000	$ 20,000,000
Debt covenant, consolidated asset coverage ratio			1.60%				1.60%	1.60%
Uncured period						15 days		15 days
Covenant compliance, percentage						25.00%		25.00%
Percentage of consolidated revenue								15.00%
Debt instrument, revenue covenant								$ 30,000,000
Revenue - cure period								30 days
Interest rate increase percentage						13.50%		13.50%
Redemption of senior secured notes	$ 32,200,000
Senior Secured Notes | Redeemed Before June 27, 2021
Debt Disclosure [Line Items]
Debt instrument redemption price percentage	4.00%
Senior Secured Notes | Redemption Date Through June 27, 2021
Debt Disclosure [Line Items]
Debt instrument redemption price percentage	11.50%
Senior Secured Notes | Redeemed On Or After June 27, 2021 and Before June 27, 2022
Debt Disclosure [Line Items]
Debt instrument redemption price percentage	4.00%
Senior Secured Notes | Redeemed On Or After June 27, 2022 and Before June 27, 2023
Debt Disclosure [Line Items]
Debt instrument redemption price percentage	2.00%
Senior Secured Notes | Redeemed On Or After June 27, 2023
Debt Disclosure [Line Items]
Debt premium percentage	0.00%
Senior Secured Notes | Maximum
Debt Disclosure [Line Items]
Unpermitted operating cash flow amount							$ 20,000,000
Senior Secured Notes | Minimum
Debt Disclosure [Line Items]
Debt instrument, acceleration of or failure to pay			$ 5,000,000				$ 5,000,000	$ 5,000,000
Senior Secured Notes | Redeemed Before June 27, 2021
Debt Disclosure [Line Items]
Debt instrument, interest rate	9.875%
Senior Secured Notes | Option Through January 30, 2022 - In Cash
Debt Disclosure [Line Items]
Debt instrument, interest rate	7.50%	7.50%	7.50%				7.50%	7.50%
Senior Secured Notes | Option Through January 30, 2022 - Payable in Kind
Debt Disclosure [Line Items]
Debt instrument, interest rate	4.00%	4.00%	4.00%				4.00%	4.00%
Senior Secured Notes | Scenario, Forecast
Debt Disclosure [Line Items]
Debt covenant, unrestricted cash and unrestricted permitted investments		$ 12,500,000			$ 12,500,000
Senior Secured Notes | Private Placement
Debt Disclosure [Line Items]
Long-term debt, principal amount	$ 385,000,000
Gross proceeds from the sale of the senior secured notes	371,500,000
Long-term debt, debt issuance costs	$ 7,000,000
Senior Secured Notes
Debt Disclosure [Line Items]
Long-term debt, debt issuance costs								$ 14,300,000